MINE SITE MAINTENANCE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	$ 9,511	$ 2,062
Depreciation of plant and equipment and ROU assets
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	1,430	1,244
Salaries and contractors [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	4,013	288
Professional fees
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	519
Materials and equipment [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	1,700	143
Share-based compensation
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	148
Other expenses [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	$ 1,701	$ 387